PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2015	2014
Cost:
Computers and peripheral equipment	$209	$194
Office furniture and equipment	62	62
Production lines	903	813
Leasehold improvement	7	6
	1,181	1,075
Accumulated depreciation:
Computers and peripheral equipment	140	88
Office furniture and equipment	12	7
Production lines	276	—
Leasehold improvement	4	2
	432	97
Property and equipment, net	$749	$978